Columbia Intermediate Duration Municipal Bond Fund
Third Quarter Report
July 31, 2025 (Unaudited)

Not FDIC or NCUA Insured	No Financial Institution Guarantee	May Lose Value

Portfolio of Investments
Columbia Intermediate Duration Municipal Bond Fund, July 31, 2025 (Unaudited)
(Percentages represent value of investments compared to net assets)
Investments in securities

Floating Rate Notes 1.3%
Issue Description	Yield	Principal Amount ($)	Value ($)
New York 1.3%
City of New York(a),(b)
Unlimited General Obligation Bonds
Fiscal 2015
Subordinated Series 2015 (JPMorgan Chase Bank)
06/01/2044	2.750%	3,450,000	3,450,000
Subordinated Series 2014I-2 (JPMorgan Chase Bank)
03/01/2040	2.750%	5,000,000	5,000,000
City of New York(b)
Unlimited General Obligation Bonds
Series 2016
08/01/2044	2.750%	7,020,000	7,020,000
New York City Transitional Finance Authority(a),(b)
Revenue Bonds
Future Tax Secured
Subordinated Series 2015 (JPMorgan Chase Bank)
02/01/2045	2.750%	3,000,000	3,000,000
Subordinated Series 2018 (JPMorgan Chase Bank)
08/01/2042	2.750%	1,000,000	1,000,000
Total			19,470,000
Total Floating Rate Notes (Cost $19,470,000)			19,470,000

Municipal Bonds 96.9%
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Alabama 2.0%
Black Belt Energy Gas District
Revenue Bonds
Project No. 5
Series 2020A-1 (Mandatory Put 10/01/26)
10/01/2049	4.000%	6,500,000	6,516,541
Series 2023A (Mandatory Put 10/01/30)
01/01/2054	5.250%	9,000,000	9,523,148
Black Belt Energy Gas District(b)
Revenue Bonds
Series 2024D (Mandatory Put 11/01/34)
03/01/2055	5.000%	2,000,000	2,103,697
County of Jefferson Sewer
Refunding Revenue Bonds
Series 2024
10/01/2041	5.250%	1,500,000	1,557,135
Southeast Alabama Gas Supply District (The)(b)
Refunding Revenue Bonds
Project #1
Series 2024A (Mandatory Put 04/01/32)
08/01/2054	5.000%	3,000,000	3,169,436
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
UAB Medicine Finance Authority
Refunding Revenue Bonds
University of Alabama - Medicine
Series 2017B2
09/01/2036	5.000%	2,340,000	2,371,768
09/01/2037	5.000%	2,030,000	2,052,321
09/01/2041	5.000%	1,020,000	1,023,477
Revenue Bonds
University of Alabama - Medicine
Series 2019
09/01/2044	4.000%	2,470,000	2,201,433
Total			30,518,956
Arizona 3.0%
Arizona Industrial Development Authority(c)
Refunding Revenue Bonds
Arizona Agribusiness & Equine Center, Inc. Project
Series 2017B
03/01/2037	5.000%	1,250,000	1,207,864
03/01/2042	5.000%	1,000,000	907,715
Revenue Bonds
Cadence Campus Project
Series 2020A
07/15/2030	4.000%	395,000	392,629
07/15/2040	4.000%	925,000	798,634
07/15/2050	4.000%	4,300,000	3,284,701
Doral Academy Nevada - Fire Mesa
Series 2019A
07/15/2029	3.550%	685,000	670,878
07/15/2049	5.000%	4,025,000	3,483,685
Lone Mountain Campus Projects
Series 2019
12/15/2029	3.750%	360,000	354,989
12/15/2039	5.000%	400,000	385,197
12/15/2049	5.000%	700,000	611,747
Pinecrest Academy - Horizon
Series 2018
07/15/2038	5.750%	1,750,000	1,759,689
Arizona State University
Revenue Bonds
Green Bonds
Series 2019A
07/01/2037	5.000%	7,800,000	8,067,640
Industrial Development Authority of the City of Phoenix (The)(c)
Revenue Bonds
FAC-Legacy Traditional Schools Project
Series 2016
07/01/2031	5.000%	3,000,000	3,026,409

Columbia Intermediate Duration Municipal Bond Fund  | 2025

Portfolio of Investments  (continued)
Columbia Intermediate Duration Municipal Bond Fund, July 31, 2025 (Unaudited)
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
La Paz County Industrial Development Authority
Revenue Bonds
Charter School Solutions - Harmony Public Schools Project
Series 2016
02/15/2036	5.000%	2,800,000	2,800,579
02/15/2046	5.000%	1,000,000	901,876
Series 2018
02/15/2048	5.000%	1,185,000	1,051,820
Maricopa County Industrial Development Authority
Refunding Revenue Bonds
HonorHealth
Series 2024D
12/01/2041	5.000%	1,400,000	1,431,886
Horizon Community Learning Center
Series 2016
07/01/2035	5.000%	2,325,000	2,328,289
Revenue Bonds
Reid Traditional Schools Project
Series 2016
07/01/2036	5.000%	750,000	737,057
Maricopa County Industrial Development Authority(c)
Refunding Revenue Bonds
Legacy Traditional Schools Project
Series 2019
07/01/2039	5.000%	1,000,000	1,001,172
Paradise Schools Project
Series 2016
07/01/2047	5.000%	1,225,000	1,070,666
Salt River Project Agricultural Improvement & Power District
Revenue Bonds
Series 2023A
01/01/2043	5.000%	3,000,000	3,086,636
Series 2024A
01/01/2031	5.000%	2,780,000	3,098,713
01/01/2032	5.000%	850,000	954,534
Sierra Vista Industrial Development Authority(c)
Revenue Bonds
American Leadership Academy Project
Series 2024
06/15/2044	5.000%	1,675,000	1,510,395
Total			44,925,400
California 8.7%
Alvord Unified School District(d)
Unlimited General Obligation Bonds
2007 Election
Series 2011B (AGM)
08/01/2046	0.000%	1,150,000	1,310,648
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Bay Area Toll Authority(e)
Revenue Bonds
San Francisco Bay Area Toll Bridge
Series 2013 (Mandatory Put 04/01/27)
Muni Swap Index Yield + 1.250% 04/01/2036	3.540%	5,000,000	4,965,894
California Community Choice Financing Authority
Revenue Bonds
Green Bonds - Clean Energy Project
Series 2023 (Mandatory Put 08/01/29)
07/01/2053	5.000%	2,000,000	2,091,828
California Health Facilities Financing Authority
Prerefunded 11/15/25 Revenue Bonds
Sutter Health Obligation Group
Series 2016A
11/15/2033	5.000%	5,000,000	5,036,790
Refunding Revenue Bonds
Children’s Hospital
Series 2017A
08/15/2042	5.000%	1,000,000	962,789
Revenue Bonds
El Camino Hospital
Series 2017
02/01/2034	5.000%	1,750,000	1,795,265
California Municipal Finance Authority(c)
Refunding Revenue Bonds
California Baptist University
Series 2025
11/01/2035	5.000%	2,500,000	2,576,657
California Municipal Finance Authority
Revenue Bonds
National University
Series 2019A
04/01/2037	5.000%	1,470,000	1,538,479
California School Finance Authority(c)
Refunding Revenue Bonds
Aspire Public Schools
Series 2016
08/01/2036	5.000%	1,910,000	1,901,958
Revenue Bonds
Aspire Public Schools Obligation Group
Series 2021
08/01/2041	4.000%	500,000	426,563
California State Public Works Board
Refunding Revenue Bonds
Various Capital Projects
Series 2023
09/01/2037	5.000%	4,800,000	5,208,453
09/01/2038	5.000%	1,000,000	1,077,550
Columbia Intermediate Duration Municipal Bond Fund  | 2025

Portfolio of Investments  (continued)
Columbia Intermediate Duration Municipal Bond Fund, July 31, 2025 (Unaudited)
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
California Statewide Communities Development Authority
Revenue Bonds
Methodist Hospital of Southern California
Series 2018
01/01/2038	5.000%	3,000,000	3,072,818
Series 2017
05/15/2033	5.000%	1,350,000	1,372,845
05/15/2034	5.000%	1,000,000	1,014,583
05/15/2035	5.000%	2,200,000	2,227,246
City of Los Angeles Department of Airports(f)
Refunding Revenue Bonds
Green Bonds
Subordinated Series 2023
05/15/2039	5.250%	2,000,000	2,107,096
05/15/2040	5.250%	1,320,000	1,377,957
Los Angeles International Airport
Subordinated Series 2022
05/15/2029	5.000%	2,060,000	2,206,496
Revenue Bonds
Series 2020C
05/15/2030	5.000%	5,000,000	5,418,063
City of Tulare Sewer
Refunding Revenue Bonds
Series 2015 (AGM)
11/15/2030	5.000%	1,910,000	1,921,854
11/15/2031	5.000%	1,000,000	1,005,807
11/15/2032	5.000%	1,610,000	1,618,854
City of Upland
Refunding Certificate of Participation
San Antonio Regional Hospital
Series 2017
01/01/2035	4.000%	1,000,000	990,603
Escondido Union High School District(d)
Unlimited General Obligation Bonds
Capital Appreciation - Election of 2008
Series 2009A (AGM)
08/01/2031	0.000%	480,000	399,815
Escondido Union High School District(g)
Unlimited General Obligation Bonds
Convertible
Series 2011
08/01/2032	5.450%	1,250,000	1,252,991
Fresno Unified School District
Unlimited General Obligation Refunding Bonds
Series 2002A (MBIA)
08/01/2026	6.000%	350,000	355,240
Golden State Tobacco Securitization Corp.
Prerefunded 06/01/27 Revenue Bonds
Series 2017A-1
06/01/2028	5.000%	1,000,000	1,046,425
06/01/2029	5.000%	1,000,000	1,046,425
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Hartnell Community College District(d)
Unlimited General Obligation Refunding Bonds
Capital Appreciation Serial Bonds
Series 2015A
08/01/2035	0.000%	2,650,000	1,728,830
Lakeside Union School District/Kern County(d)
Unlimited General Obligation Bonds
Capital Appreciation - Election
Series 2009 Escrowed to Maturity (AGM)
09/01/2027	0.000%	5,000	4,742
Los Angeles County Sanitation Districts Financing Authority
Refunding Revenue Bonds
Capital Projects - District #14
Subordinated Series 2015
10/01/2033	5.000%	4,000,000	4,010,686
Los Angeles Department of Water & Power
Refunding Revenue Bonds
Series 2025A (BAM)
07/01/2042	5.000%	500,000	514,988
Mount Diablo Unified School District(g)
Prerefunded 08/01/25 Unlimited General Obligation Bonds
Capital Appreciation - Election of 2010
Series 2010A (AGM)
08/01/2035	5.750%	2,125,000	2,125,000
M-S-R Energy Authority
Revenue Bonds
Series 2009A
11/01/2039	6.500%	4,940,000	5,842,085
Norman Y Mineta San Jose International Airport SJC
Refunding Revenue Bonds
Series 2017B
03/01/2042	5.000%	1,665,000	1,674,145
Norman Y. Mineta San Jose International Airport(f)
Refunding Revenue Bonds
Series 2017A
03/01/2041	5.000%	1,000,000	1,000,112
Pasadena Public Financing Authority(d)
Revenue Bonds
Capital Appreciation - Rose Bowl
Series 2010A
03/01/2029	0.000%	2,000,000	1,802,278
Pico Rivera Water Authority
Revenue Bonds
Water System Project
Series 1999A (NPFGC)
05/01/2029	5.500%	1,385,000	1,451,950
Rancho Santiago Community College District(d)
Unlimited General Obligation Bonds
Capital Appreciation - Election of 2002
Series 2006C (AGM)
09/01/2031	0.000%	28,000,000	23,178,627

Columbia Intermediate Duration Municipal Bond Fund  | 2025

Portfolio of Investments  (continued)
Columbia Intermediate Duration Municipal Bond Fund, July 31, 2025 (Unaudited)
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Sacramento Redevelopment Agency Successor Agency
Refunding Tax Allocation Bonds
Subordinated Series 2015A (BAM)
12/01/2027	5.000%	235,000	237,063
12/01/2028	5.000%	425,000	428,663
12/01/2030	5.000%	1,000,000	1,007,616
12/01/2031	5.000%	2,000,000	2,013,988
San Francisco City & County Airport Commission - San Francisco International Airport(f)
Refunding Revenue Bonds
Second Series 2024
05/01/2041	5.250%	3,360,000	3,503,401
San Francisco City & County Airport Commission-San Francisco International Airport(f)
Refunding Revenue Bonds
Series 2024-2
05/01/2040	5.250%	3,500,000	3,682,067
Revenue Bonds
Series 2019E
05/01/2045	5.000%	13,500,000	13,386,861
San Jose Unified School District(d)
Unlimited General Obligation Bonds
Capital Appreciation - Election of 2002
Series 2006C (NPFGC)
08/01/2027	0.000%	1,495,000	1,421,309
Southern California Public Power Authority
Revenue Bonds
Clean Energy Project
Series 2024A (Mandatory Put 09/01/30)
04/01/2055	5.000%	1,000,000	1,046,258
State of California
Unlimited General Obligation Refunding Bonds
Series 2025
03/01/2033	5.000%	1,000,000	1,141,545
Tustin Community Facilities District
Prerefunded 09/01/25 Special Tax Bonds
Legacy Villages of Columbus #06-1
Series 2015
09/01/2031	5.000%	1,000,000	1,002,042
09/01/2033	5.000%	1,250,000	1,252,553
Vallejo City Unified School District
Unlimited General Obligation Refunding Bonds
Series 2002A (MBIA)
08/01/2025	5.900%	10,000	10,000
Total			130,794,801
Colorado 3.4%
Arkansas River Power Authority
Refunding Revenue Bonds
Series 2018A
10/01/2038	5.000%	2,250,000	2,263,301
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
City & County of Denver
Revenue Bonds
Series 2018A-1
08/01/2041	5.000%	8,000,000	8,042,006
City & County of Denver Airport System(f)
Refunding Revenue Bonds
Series 2017A
11/15/2030	5.000%	5,010,000	5,186,162
Series 2022D
11/15/2039	5.750%	2,250,000	2,424,593
Subordinated Series 2023B
11/15/2040	5.500%	1,250,000	1,325,609
11/15/2041	5.500%	1,000,000	1,051,540
Colorado Bridge & Tunnel Enterprise
Refunding Revenue Bonds
Series 2024B
12/01/2035	5.000%	5,200,000	5,857,236
Colorado Health Facilities Authority
Prerefunded 06/01/27 Revenue Bonds
Evangelical Lutheran Good Samaritan Society
Series 2017
06/01/2030	5.000%	2,000,000	2,082,591
06/01/2047	5.000%	1,000,000	1,041,296
Prerefunded 09/01/30 Revenue Bonds
Parkview Medical Center, Inc. Project
Series 2020
09/01/2045	4.000%	1,000,000	1,065,325
09/01/2050	4.000%	1,500,000	1,597,987
Refunding Revenue Bonds
CommonSpirit Health
Series 2019A
08/01/2044	4.000%	2,000,000	1,723,824
08/01/2049	4.000%	2,265,000	1,870,061
Denver City & County School District No. 1
Unlimited General Obligation Bonds
Series 2021
12/01/2039	5.000%	5,000,000	5,219,374
Series 2025A
12/01/2036	5.250%	3,500,000	3,961,290
Park Creek Metropolitan District
Refunding Revenue Bonds
Senior Limited Property Tax
Series 2015
12/01/2030	5.000%	1,895,000	1,905,970
Refunding Tax Allocation Bonds
Limited Property Tax
Series 2015
12/01/2032	5.000%	1,500,000	1,507,082
Columbia Intermediate Duration Municipal Bond Fund  | 2025

Portfolio of Investments  (continued)
Columbia Intermediate Duration Municipal Bond Fund, July 31, 2025 (Unaudited)
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
University of Colorado
Revenue Bonds
Series 2025A
06/01/2036	5.000%	2,500,000	2,779,577
Total			50,904,824
Connecticut 1.9%
Connecticut State Health & Educational Facilities Authority
Refunding Revenue Bonds
Fairfield University
Series 2018S
07/01/2029	5.000%	1,000,000	1,063,974
State of Connecticut
Revenue Bonds
Special Tax Obligation
Series 2020
05/01/2040	5.000%	2,130,000	2,191,854
Unlimited General Obligation Bonds
Series 2016A
03/15/2027	5.000%	2,155,000	2,186,351
Series 2017A
04/15/2034	5.000%	3,000,000	3,082,070
Series 2019A
04/15/2036	5.000%	2,200,000	2,302,738
Series 2024F
11/15/2032	5.000%	5,000,000	5,634,563
Social Bonds
Series 2022F
11/15/2038	5.000%	2,000,000	2,129,374
State of Connecticut Special Tax
Revenue Bonds
Transportation Infrastructure
Series 2024
07/01/2035	5.000%	2,580,000	2,908,447
University of Connecticut
Revenue Bonds
Series 2016A
03/15/2032	5.000%	2,000,000	2,023,129
Series 2017A
01/15/2033	5.000%	4,000,000	4,103,951
Series 2019A
11/01/2036	5.000%	1,485,000	1,535,623
Total			29,162,074
Delaware 0.4%
City of Wilmington
Unlimited General Obligation Bonds
Series 2013A
10/01/2025	5.000%	3,715,000	3,719,385
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Delaware River & Bay Authority
Refunding Revenue Bonds
Series 2024B
01/01/2041	5.000%	735,000	777,058
01/01/2042	5.000%	1,280,000	1,342,517
Total			5,838,960
District of Columbia 3.2%
District of Columbia
Refunding Revenue Bonds
Children’s Hospital
Series 2015
07/15/2030	5.000%	3,000,000	3,024,075
Friendship Public Charter School
Series 2016
06/01/2036	5.000%	4,815,000	4,823,744
06/01/2046	5.000%	1,385,000	1,293,921
Revenue Bonds
KIPP DC Project
Series 2019
07/01/2044	4.000%	3,480,000	2,935,673
Unlimited General Obligation Bonds
Series 2023A
01/01/2039	5.000%	1,000,000	1,057,376
District of Columbia Income Tax
Revenue Bonds
Series 2023A
05/01/2041	5.000%	4,000,000	4,158,763
Metropolitan Washington Airports Authority(f)
Refunding Revenue Bonds
Airport System
Series 2019A
10/01/2037	5.000%	5,000,000	5,103,190
Series 2023A
10/01/2039	5.250%	1,400,000	1,465,907
Metropolitan Washington Airports Authority Aviation(f)
Refunding Revenue Bonds
Series 2024A
10/01/2043	5.250%	7,190,000	7,350,662
Metropolitan Washington Airports Authority Dulles Toll Road
Refunding Revenue Bonds
Dulles Metrorail
Subordinated Series 2019
10/01/2049	4.000%	3,000,000	2,485,643
Metropolitan Washington Airports Authority Dulles Toll Road(d)
Revenue Bonds
Capital Appreciation - 2nd Senior Lien
Series 2009B (AGM)
10/01/2025	0.000%	7,500,000	7,464,711
10/01/2026	0.000%	5,000,000	4,838,783

Columbia Intermediate Duration Municipal Bond Fund  | 2025

Portfolio of Investments  (continued)
Columbia Intermediate Duration Municipal Bond Fund, July 31, 2025 (Unaudited)
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Washington Convention & Sports Authority
Refunding Revenue Bonds
Series 2018A
10/01/2030	5.000%	1,500,000	1,552,540
Total			47,554,988
Florida 4.8%
Central Florida Expressway Authority
Refunding Revenue Bonds
Senior Lien
Series 2017 (BAM)
07/01/2041	4.000%	4,000,000	3,728,022
City of Atlantic Beach
Revenue Bonds
Fleet Landing Project
Series 2018
11/15/2048	5.000%	1,750,000	1,608,779
Series 2018A
11/15/2043	5.000%	1,085,000	1,033,772
City of Lakeland Department of Electric Utilities
Refunding Revenue Bonds
Series 2010 (AGM)
10/01/2028	5.250%	1,250,000	1,346,884
City of Orlando Tourist Development Tax
Refunding Revenue Bonds
Senior Lien - Tourist Development
Series 2017 (AGM)
11/01/2035	5.000%	2,270,000	2,328,477
City of Tampa(d)
Revenue Bonds
Capital Appreciation
Series 2020A
09/01/2034	0.000%	650,000	443,168
County of Miami-Dade Aviation(f)
Refunding Revenue Bonds
Series 2024A
10/01/2035	5.000%	4,400,000	4,688,648
Revenue Bonds
Series 2019A
10/01/2044	4.000%	1,000,000	858,961
County of Miami-Dade Seaport Department(f)
Refunding Revenue Bonds
Series 2023A
10/01/2039	5.000%	3,000,000	3,049,583
County of Osceola Transportation(d)
Refunding Revenue Bonds
Series 2020A-2
10/01/2034	0.000%	1,850,000	1,209,193
Series 2020A-2 (AGM)
10/01/2030	0.000%	1,200,000	975,563
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Greater Orlando Aviation Authority
Revenue Bonds
Subordinated Series 2024
10/01/2040	5.250%	5,765,000	6,076,514
Halifax Hospital Medical Center
Refunding Revenue Bonds
Series 2016
06/01/2026	5.000%	1,525,000	1,549,526
06/01/2027	5.000%	1,295,000	1,316,390
Hillsborough County Aviation Authority(f)
Revenue Bonds
Tampa International Airport
Series 2024
10/01/2041	5.250%	4,225,000	4,412,274
Subordinated Series 2018
10/01/2048	5.000%	3,000,000	2,928,449
Mid-Bay Bridge Authority
Prerefunded 10/01/25 Revenue Bonds
Series 2015A
10/01/2030	5.000%	2,150,000	2,157,459
Monroe County School District
Refunding Certificate of Participation
Series 2018A
06/01/2034	5.000%	1,000,000	1,027,370
Orange County School Board
Prerefunded 08/01/26 Certificate of Participation
Series 2016C
08/01/2033	5.000%	5,000,000	5,119,664
Palm Beach County Health Facilities Authority
Revenue Bonds
Lifespace Communities, Inc.
Series 2018
05/15/2036	5.000%	2,550,000	2,561,035
05/15/2037	5.000%	2,500,000	2,507,095
Pasco County School Board
Refunding Certificate of Participation
Series 2015A
08/01/2027	5.000%	2,500,000	2,504,844
Polk County Industrial Development Authority
Refunding Revenue Bonds
Carpenter’s Home Estates
Series 2019
01/01/2029	5.000%	415,000	425,612
01/01/2049	5.000%	1,000,000	880,940
Sarasota County Health Facilities Authority
Refunding Revenue Bonds
Village of Isle Project
Series 2016
01/01/2030	5.000%	750,000	757,510
01/01/2031	5.000%	935,000	942,659
01/01/2032	5.000%	1,100,000	1,107,233
Columbia Intermediate Duration Municipal Bond Fund  | 2025

Portfolio of Investments  (continued)
Columbia Intermediate Duration Municipal Bond Fund, July 31, 2025 (Unaudited)
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Sarasota County Public Hospital District
Revenue Bonds
Memorial Hospital District
Series 2018
07/01/2041	5.000%	5,000,000	4,999,862
Southeast Overtown Park West Community Redevelopment Agency(c)
Tax Allocation Bonds
Series 2014A-1
03/01/2030	5.000%	2,525,000	2,528,608
St. Johns County Industrial Development Authority
Refunding Revenue Bonds
Vicar’s Landing Project
Series 2021
12/15/2041	4.000%	500,000	401,968
12/15/2046	4.000%	500,000	369,164
12/15/2050	4.000%	500,000	349,959
Sterling Hill Community Development District(h)
Special Assessment Bonds
Series 2003B
11/01/2010	0.000%	137,787	60,626
Volusia County Educational Facility Authority
Refunding Revenue Bonds
Embry Riddle Aeronautical University
Series 2020
10/15/2044	5.000%	5,850,000	5,890,943
Total			72,146,754
Georgia 2.9%
City of Atlanta Department of Aviation(f)
Revenue Bonds
Series 2024B
07/01/2041	5.250%	1,770,000	1,846,767
07/01/2042	5.250%	950,000	982,516
City of Atlanta Water & Wastewater
Prerefunded 11/01/27 Revenue Bonds
Series 2018B
11/01/2043	5.000%	2,805,000	2,962,332
Revenue Bonds
Series 2018B
11/01/2043	5.000%	195,000	196,575
Gainesville & Hall County Development Authority(h)
Refunding Revenue Bonds
Riverside Military Academy
Series 2017
03/01/2027	0.000%	315,000	157,500
03/01/2037	0.000%	2,500,000	1,250,000
03/01/2052	0.000%	2,925,000	1,462,500
Gainesville & Hall County Hospital Authority
Refunding Revenue Bonds
Northeast Georgia Health System, Inc. Project
Series 2017
02/15/2037	5.000%	2,000,000	2,019,264
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Northeast Georgia Health Systems, Inc.
Series 2017
02/15/2036	5.000%	1,500,000	1,518,427
02/15/2042	5.000%	3,000,000	2,977,750
Series 2020
02/15/2040	4.000%	7,000,000	6,478,786
Main Street Natural Gas, Inc.
Revenue Bonds
Series 2019A
05/15/2030	5.000%	2,750,000	2,871,592
05/15/2031	5.000%	4,000,000	4,155,294
Series 2025A (Mandatory Put 06/01/32)
06/01/2055	5.000%	13,760,000	14,638,023
Total			43,517,326
Guam 0.2%
Territory of Guam(i)
Refunding Revenue Bonds
Section 30
Series 2016A
12/01/2032	5.000%	1,310,000	1,329,277
12/01/2033	5.000%	1,000,000	1,005,246
Total			2,334,523
Idaho 0.1%
Idaho Health Facilities Authority
Revenue Bonds
Terraces of Boise Project
Series 2021
10/01/2031	3.800%	2,100,000	2,005,425
Illinois 15.3%
Chicago Board of Education
Revenue Bonds
Series 2017
04/01/2046	6.000%	1,500,000	1,517,714
Series 2018
04/01/2042	5.000%	1,500,000	1,478,336
04/01/2046	5.000%	1,250,000	1,191,799
Chicago Housing Authority
Revenue Bonds
Series 2018A (HUD)
01/01/2037	5.000%	2,500,000	2,545,507
Chicago O’Hare International Airport
Refunding Revenue Bonds
General Senior Lien
Series 2017B
01/01/2038	5.000%	2,290,000	2,311,818

Columbia Intermediate Duration Municipal Bond Fund  | 2025

Portfolio of Investments  (continued)
Columbia Intermediate Duration Municipal Bond Fund, July 31, 2025 (Unaudited)
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Chicago O’Hare International Airport(f)
Refunding Revenue Bonds
Senior Lien
Series 2018
01/01/2037	5.000%	1,200,000	1,216,640
Series 2018A
01/01/2038	5.000%	4,250,000	4,290,060
01/01/2039	5.000%	1,250,000	1,256,840
Series 2022
01/01/2038	5.000%	1,000,000	1,024,935
01/01/2039	5.000%	1,215,000	1,236,083
01/01/2040	5.000%	1,770,000	1,782,235
Series 2024C
01/01/2033	5.000%	2,000,000	2,157,551
Chicago Park District
Limited General Obligation Bonds
Series 2016A
01/01/2040	5.000%	1,000,000	992,607
Limited General Obligation Refunding Bonds
Series 2016B
01/01/2031	5.000%	1,790,000	1,798,935
Chicago Transit Authority
Revenue Bonds
Second Lien
Series 2017
12/01/2046	5.000%	3,000,000	2,980,424
Chicago Transit Authority Sales Tax Receipts Fund
Refunding Revenue Bonds
Second Lien
Junior Subordinated Series 2020A
12/01/2050	4.000%	3,000,000	2,507,762
City of Chicago
Unlimited General Obligation Bonds
Series 2017A
01/01/2038	6.000%	10,000,000	10,157,586
Series 2019A
01/01/2040	5.000%	6,500,000	6,415,169
01/01/2044	5.000%	11,750,000	11,011,421
Unlimited General Obligation Refunding Bonds
Series 2020A
01/01/2028	5.000%	6,000,000	6,197,597
City of Chicago Wastewater Transmission
Refunding Revenue Bonds
2nd Lien
Junior Subordinated Series 2017B
01/01/2032	5.000%	2,000,000	2,044,750
01/01/2035	5.000%	3,310,000	3,358,597
Series 2017B
01/01/2033	5.000%	2,500,000	2,550,593
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
City of Chicago Waterworks
Refunding Revenue Bonds
2nd Lien
Series 2016
11/01/2025	5.000%	2,000,000	2,010,403
11/01/2027	5.000%	3,750,000	3,840,088
Revenue Bonds
2nd Lien
Junior Subordinated Series 2016A-1
11/01/2027	5.000%	1,000,000	1,025,140
11/01/2029	5.000%	1,000,000	1,022,111
Series 2016A-1
11/01/2028	5.000%	1,000,000	1,023,878
Cook County Community Consolidated School District No. 65 Evanston(d)
Unlimited General Obligation Bonds
Limited Tax
Series 2014
12/01/2027	0.000%	300,000	270,756
12/01/2029	0.000%	400,000	327,670
12/01/2030	0.000%	1,130,000	882,416
12/01/2031	0.000%	1,500,000	1,112,567
Cook County School District No. 144 Prairie Hills(d)
Unlimited General Obligation Bonds
Capital Appreciation
Series 2011C (AGM)
12/01/2028	0.000%	2,830,000	2,551,159
12/01/2029	0.000%	2,580,000	2,244,561
Cook County School District No. 83 Mannheim
Unlimited General Obligation Bonds
School
Series 2013
06/01/2033	5.625%	2,980,000	3,289,435
County of Cook
Unlimited General Obligation Refunding Bonds
Series 2016A
11/15/2028	5.000%	3,150,000	3,231,039
11/15/2031	5.000%	2,750,000	2,810,568
County of Cook Sales Tax
Refunding Revenue Bonds
Series 2018
11/15/2035	5.250%	1,520,000	1,566,103
11/15/2036	5.250%	3,000,000	3,073,849
Illinois Finance Authority
Improvement Refunding Bonds
Chicago International
Series 2017
12/01/2037	5.000%	1,000,000	1,000,232
12/01/2047	5.000%	1,000,000	914,604
Prerefunded 01/01/27 Revenue Bonds
Edward-Elmhurst Healthcare
Series 2017
01/01/2036	5.000%	2,000,000	2,069,334
Columbia Intermediate Duration Municipal Bond Fund  | 2025

Portfolio of Investments  (continued)
Columbia Intermediate Duration Municipal Bond Fund, July 31, 2025 (Unaudited)
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Prerefunded 01/01/28 Revenue Bonds
Edward-Elmhurst Healthcare
Series 2018
01/01/2044	5.000%	5,000,000	5,307,732
Refunding Revenue Bonds
OSF Healthcare System
Series 2015A
11/15/2026	5.000%	1,000,000	1,005,152
11/15/2027	5.000%	500,000	501,810
Rush University Medical Center
Series 2015A
11/15/2032	5.000%	10,000,000	10,002,747
Series 2018A
05/15/2043	5.000%	5,000,000	4,927,313
University of Chicago
Series 2024B
04/01/2038	5.250%	1,900,000	2,046,288
04/01/2039	5.250%	2,085,000	2,224,707
Revenue Bonds
University of Illinois at Urbana-Champaign Project
Series 2019
10/01/2049	5.000%	1,250,000	1,175,905
Illinois Municipal Electric Agency
Refunding Revenue Bonds
Series 2015A
02/01/2030	5.000%	12,060,000	12,074,074
Illinois State Toll Highway Authority
Refunding Revenue Bonds
Series 2016A
12/01/2032	5.000%	7,790,000	7,839,184
Series 2019A
01/01/2031	5.000%	500,000	533,563
Unrefunded Revenue Bonds
Series 2016A
12/01/2031	4.000%	5,000,000	5,008,057
Railsplitter Tobacco Settlement Authority
Prerefunded 06/01/26 Revenue Bonds
Series 2017
06/01/2027	5.000%	4,185,000	4,269,663
Sales Tax Securitization Corp.
Refunding Revenue Bonds
Sales Tax Securitization
Series 2017
01/01/2029	5.000%	1,000,000	1,046,713
01/01/2030	5.000%	1,450,000	1,513,611
Senior Lien
Series 2020A
01/01/2030	5.000%	2,000,000	2,164,205
Series 2018A
01/01/2031	5.000%	2,000,000	2,081,253
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Series 2018C
01/01/2043	5.250%	5,000,000	5,059,951
South Suburban College Community School District No. 510(d)
Limited General Obligation Bonds
Capital Appreciation - Limited Tax
Series 2009 (AGM)
12/01/2025	0.000%	1,000,000	989,267
Southwestern Illinois Development Authority
Revenue Bonds
Local Government - Southwestern Illinois Flood Prevention District Council Project
Subordinated Series 2016
10/15/2029	5.000%	1,780,000	1,788,319
10/15/2032	5.000%	1,335,000	1,341,156
State of Illinois
Revenue Bonds
Junior Obligations
Series 2018B
06/15/2034	5.000%	5,000,000	5,158,177
Unlimited General Obligation Bonds
Series 2016
06/01/2026	5.000%	5,000,000	5,091,224
11/01/2030	5.000%	1,000,000	1,020,082
Series 2019B
11/01/2034	4.000%	5,000,000	4,901,380
Series 2020
05/01/2039	5.500%	4,000,000	4,155,718
05/01/2045	5.750%	2,000,000	2,064,569
Series 2020C
05/01/2030	5.500%	1,500,000	1,594,769
Series 2021A
03/01/2039	4.000%	3,200,000	2,923,841
Series 2023B
05/01/2040	5.250%	1,690,000	1,746,583
Unlimited General Obligation Refunding Bonds
Series 2016
02/01/2026	5.000%	7,000,000	7,077,837
Series 2018A
10/01/2029	5.000%	2,400,000	2,529,930
Series 2018B
10/01/2027	5.000%	2,300,000	2,398,636
10/01/2029	5.000%	5,000,000	5,270,688
State of Illinois Sales Tax
Revenue Bonds
Junior Obligation
Series 2024C
06/15/2041	5.000%	5,000,000	5,121,050
Total			230,246,026

Columbia Intermediate Duration Municipal Bond Fund  | 2025

Portfolio of Investments  (continued)
Columbia Intermediate Duration Municipal Bond Fund, July 31, 2025 (Unaudited)
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Indiana 0.7%
Indiana Finance Authority
Revenue Bonds
BHI Senior Living
Series 2016A
11/15/2046	5.250%	2,500,000	2,383,428
Series 2018
11/15/2038	5.000%	2,000,000	2,005,693
Ohio Valley Electric Corp. Project
Series 2020
11/01/2030	3.000%	2,000,000	1,944,038
11/01/2030	3.000%	1,000,000	972,019
Purdue University
Refunding Revenue Bonds
Series 2025A
07/01/2036	5.000%	2,500,000	2,763,026
Total			10,068,204
Iowa 0.4%
Iowa Finance Authority
Revenue Bonds
Lifespace Communities, Inc.
Series 2016
05/15/2036	5.000%	4,065,000	4,072,781
Series 2018A
05/15/2043	5.000%	1,000,000	950,867
Northcrest, Inc. Project
Series 2018A
03/01/2048	5.000%	1,250,000	1,108,271
Total			6,131,919
Kentucky 1.8%
Kentucky Economic Development Finance Authority
Revenue Bonds
Baptist Healthcare Systems
Series 2017B
08/15/2041	5.000%	3,500,000	3,512,356
Kentucky Municipal Power Agency
Refunding Revenue Bonds
Series 2015A
09/01/2029	5.000%	4,000,000	4,005,280
Kentucky Public Energy Authority
Refunding Revenue Bonds
Series 2023A-1 (Mandatory Put 02/01/32)
04/01/2054	5.250%	5,000,000	5,360,081
Kentucky Public Energy Authority(b)
Refunding Revenue Bonds
Series 2025A (Mandatory Put 12/01/29)
06/01/2055	5.250%	5,600,000	5,911,704
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Louisville/Jefferson County Metropolitan Government
Refunding Revenue Bonds
Norton Healthcare, Inc.
Series 2016
10/01/2030	5.000%	1,300,000	1,323,539
10/01/2031	5.000%	3,500,000	3,554,888
Paducah Electric Plant Board
Refunding Revenue Bonds
Series 2016A (AGM)
10/01/2027	5.000%	2,000,000	2,052,958
10/01/2028	5.000%	1,850,000	1,898,770
Total			27,619,576
Maine 0.2%
Maine Health & Higher Educational Facilities Authority
Revenue Bonds
Main Health Services
Series 2018A
07/01/2043	5.000%	3,500,000	3,503,966
Maryland 1.3%
County of Anne Arundel
Limited General Obligation Bonds
Consolidated General Improvements
Series 2019
10/01/2031	5.000%	3,500,000	3,801,809
Maryland Economic Development Corp.
Tax Allocation Bonds
Port Covington Project
Series 2020
09/01/2030	3.250%	455,000	437,949
Maryland State Transportation Authority
Refunding Revenue Bonds
Transportation Facilities Projects
Series 2024
07/01/2041	5.000%	5,000,000	5,268,262
State of Maryland
Unlimited General Obligation Refunding Bonds
Series 2017B
08/01/2026	5.000%	10,000,000	10,258,451
Total			19,766,471
Massachusetts 4.1%
Commonwealth of Massachusetts
Limited General Obligation Bonds
Consolidated Loan of 2023
Series 2023
05/01/2040	5.000%	870,000	917,200
Series 2018A
01/01/2035	5.000%	10,000,000	10,373,136
Columbia Intermediate Duration Municipal Bond Fund  | 2025

Portfolio of Investments  (continued)
Columbia Intermediate Duration Municipal Bond Fund, July 31, 2025 (Unaudited)
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Series 2019A
01/01/2037	5.000%	850,000	885,248
01/01/2039	5.000%	3,960,000	4,088,604
Limited General Obligation Refunding Bonds
Series 2023C
08/01/2040	5.000%	5,000,000	5,278,981
Massachusetts Bay Transportation Authority(d)
Refunding Revenue Bonds
Series 2016A
07/01/2029	0.000%	3,500,000	3,100,921
Massachusetts Bay Transportation Authority Sales Tax
Revenue Bonds
Sustainability Bonds
Subordinated Series 2017
07/01/2046	5.000%	4,465,000	4,462,415
Massachusetts Development Finance Agency
Refundind Revenue Bonds
Boston University
Series 2025
10/01/2038	5.000%	3,000,000	3,295,608
Refunding Revenue Bonds
Emerson College
Series 2017A
01/01/2034	5.000%	1,000,000	1,018,340
Series 2025
01/01/2040	5.250%	535,000	553,312
01/01/2042	5.250%	450,000	457,516
Foxborough Regional Charter
Series 2017
07/01/2037	5.000%	1,400,000	1,396,715
Lahey Clinic Obligation
Series 2015F
08/15/2031	5.000%	2,490,000	2,491,345
Simmons University
Series 2018L
10/01/2034	5.000%	2,390,000	2,390,860
10/01/2035	5.000%	2,000,000	1,980,430
Revenue Bonds
Harvard University
Series 2025A-2 (Mandatory Put 11/15/35)
05/15/2055	5.000%	4,510,000	5,071,617
UMass Boston Student Housing Project
Series 2016
10/01/2032	5.000%	1,300,000	1,309,874
10/01/2036	5.000%	4,600,000	4,603,015
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Massachusetts Development Finance Agency(c)
Refunding Revenue Bonds
Newbridge Charles, Inc.
Series 2017
10/01/2032	4.000%	2,000,000	1,996,040
10/01/2037	5.000%	500,000	503,278
10/01/2047	5.000%	500,000	461,322
Revenue Bonds
Linden Ponds, Inc. Facility
Series 2018
11/15/2033	5.000%	975,000	1,006,874
Merrimack College Student Housing Project
Series 2024
07/01/2044	5.000%	500,000	464,646
Massachusetts Port Authority(f)
Refunding Revenue Bonds
Series 2019A
07/01/2040	5.000%	4,000,000	4,024,902
Total			62,132,199
Michigan 1.7%
Great Lakes Water Authority Sewage Disposal System
Refunding Revenue Bonds
Senior Lien
Series 2018B
07/01/2029	5.000%	3,600,000	3,922,822
Marshall Public Schools
Unlimited General Obligation Refunding Bonds
Marshall Public School District
Series 2015
11/01/2029	4.000%	940,000	941,094
Michigan Finance Authority
Refunding Revenue Bonds
Henry Ford Health System
Series 2016
11/15/2041	5.000%	1,000,000	1,002,891
Revenue Bonds
Multimodal-McLaren Health Care
Series 2019
02/15/2044	4.000%	4,000,000	3,449,064
Michigan State Housing Development Authority
Revenue Bonds
Series 2024A
12/01/2039	4.100%	4,025,000	3,748,096
Michigan State University
Refunding Revenue Bonds
Series 2023A
08/15/2040	5.000%	5,550,000	5,780,237

Columbia Intermediate Duration Municipal Bond Fund  | 2025

Portfolio of Investments  (continued)
Columbia Intermediate Duration Municipal Bond Fund, July 31, 2025 (Unaudited)
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Michigan Strategic Fund(f)
Revenue Bonds
I-75 Improvement Project
Series 2018
12/31/2043	5.000%	3,400,000	3,295,037
Wayne County Airport Authority
Revenue Bonds
Detroit Metro
Series 2018
12/01/2036	5.000%	3,205,000	3,284,353
Total			25,423,594
Minnesota 1.0%
City of Maple Grove
Refunding Revenue Bonds
Maple Grove Hospital Corp.
Series 2017
05/01/2029	5.000%	2,720,000	2,771,255
Duluth Economic Development Authority
Refunding Revenue Bonds
Essentia Health Obligation Group
Series 2018
02/15/2043	5.000%	1,000,000	982,582
Revenue Bonds
Benedictine Health System
Series 2021
07/01/2036	4.000%	3,000,000	2,632,047
Housing & Redevelopment Authority of The City of St. Paul
Refunding Revenue Bonds
Fairview Health Services
Series 2017
11/15/2029	5.000%	1,050,000	1,086,159
Minneapolis-St. Paul Metropolitan Airports Commission(f)
Revenue Bonds
Private Activity
Subordinated Series 2024
01/01/2042	5.250%	5,000,000	5,128,460
Watertown-Mayer Independent School District No. 111(d)
Unlimited General Obligation Bonds
Series 2020A
02/01/2030	0.000%	2,475,000	2,098,535
Woodbury Housing & Redevelopment Authority
Revenue Bonds
St. Therese of Woodbury
Series 2014
12/01/2034	5.000%	1,000,000	1,000,033
Total			15,699,071
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Mississippi 0.6%
Mississippi Hospital Equipment & Facilities Authority
Refunding Revenue Bonds
Forrest County General Hospital Project
Series 2019
01/01/2039	4.000%	1,500,000	1,395,236
01/01/2040	4.000%	1,100,000	1,007,074
State of Mississippi
Revenue Bonds
Series 2015E
10/15/2029	5.000%	3,500,000	3,512,484
State of Mississippi Gaming Tax
Revenue Bonds
Series 2019A
10/15/2036	5.000%	3,395,000	3,479,789
Total			9,394,583
Missouri 1.3%
Health & Educational Facilities Authority
Refunding Revenue Bonds
Mosaic Health System
Series 2019
02/15/2044	4.000%	2,000,000	1,744,034
02/15/2049	4.000%	2,500,000	2,046,807
Health & Educational Facilities Authority of the State of Missouri
Refunding Revenue Bonds
CoxHealth
Series 2015A
11/15/2028	5.000%	6,210,000	6,242,674
St. Luke’s Health Systems, Inc.
Series 2016
11/15/2034	5.000%	3,000,000	3,022,650
Kansas City Industrial Development Authority(f)
Revenue Bonds
Kansas City International Airport
Series 2019
03/01/2046	5.000%	2,000,000	1,951,167
Lee’s Summit Industrial Development Authority
Revenue Bonds
John Knox Village Project
Series 2016A
08/15/2036	5.000%	1,100,000	1,076,437
08/15/2051	5.000%	2,405,000	1,919,982
St. Louis County Industrial Development Authority
Refunding Revenue Bonds
Friendship Village St. Louis
Series 2017
09/01/2048	5.000%	1,000,000	900,016
Columbia Intermediate Duration Municipal Bond Fund  | 2025

Portfolio of Investments  (continued)
Columbia Intermediate Duration Municipal Bond Fund, July 31, 2025 (Unaudited)
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
St. Andrew’s Resources for Seniors Obligated Group
Series 2015
12/01/2025	5.000%	225,000	224,789
Total			19,128,556
Nebraska 0.8%
Central Plains Energy Project(b)
Revenue Bonds
Subordinated Series 2025A-1 (Mandatory Put 08/01/31)
08/01/2055	5.000%	3,000,000	3,184,598
Nebraska Public Power District
General Refunding Revenue Bonds
Series 2016B
01/01/2037	5.000%	7,435,000	7,475,670
Omaha Public Power District
Revenue Bonds
Series 2023A
02/01/2038	5.000%	1,200,000	1,279,127
Total			11,939,395
Nevada 0.8%
City of Carson City
Refunding Revenue Bonds
Carson Tahoe Regional Medical Center
Series 2017
09/01/2031	5.000%	1,000,000	1,021,033
09/01/2033	5.000%	1,000,000	1,014,269
County of Clark
Revenue Bonds
Series 2023
07/01/2039	5.000%	5,000,000	5,299,523
County of Clark Department of Aviation
Refunding Revenue Bonds
Subordinated Series 2017A-2
07/01/2040	5.000%	4,000,000	4,045,521
State of Nevada Department of Business & Industry(c)
Revenue Bonds
Somerset Academy
Series 2018A
12/15/2029	4.500%	270,000	270,263
Total			11,650,609
New Jersey 4.4%
New Jersey Economic Development Authority
Prerefunded 12/15/26 Revenue Bonds
Series 2016BBB
06/15/2030	5.500%	2,500,000	2,598,878
Revenue Bonds
Transportation Project
Series 2020
11/01/2036	5.000%	5,000,000	5,175,941
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
New Jersey Higher Education Student Assistance Authority(f)
Refunding Revenue Bonds
Series 2025-1B
12/01/2034	5.000%	2,570,000	2,667,638
New Jersey Transportation Trust Fund Authority
Refunding Revenue Bonds
Federal Highway Reimbursement
Series 2018
06/15/2030	5.000%	1,000,000	1,018,498
06/15/2031	5.000%	1,000,000	1,016,272
Series 2024AA
06/15/2041	5.250%	1,000,000	1,052,201
Transportation System
Series 2018A
12/15/2034	5.000%	1,500,000	1,554,315
Series 2019
12/15/2033	5.000%	3,000,000	3,166,393
Revenue Bonds
Series 2019BB
06/15/2036	4.000%	1,000,000	976,208
06/15/2044	4.000%	2,500,000	2,183,888
06/15/2050	4.000%	3,500,000	2,950,857
Series 2020AA
06/15/2038	4.000%	1,000,000	943,755
Transportation Program
Series 2019
06/15/2037	5.000%	4,465,000	4,562,440
Series 2024CC
06/15/2035	5.000%	4,250,000	4,658,617
New Jersey Transportation Trust Fund Authority(d)
Revenue Bonds
Capital Appreciation Transportation System
Series 2006C (AGM)
12/15/2032	0.000%	5,000,000	3,878,340
New Jersey Turnpike Authority
Refunding Revenue Bonds
Series 2017E
01/01/2029	5.000%	1,500,000	1,582,270
Series 2024C
01/01/2042	5.000%	7,000,000	7,271,221
Revenue Bonds
Series 2025B
01/01/2034	5.000%	6,430,000	7,230,065
Tobacco Settlement Financing Corp.
Refunding Revenue Bonds
Series 2018A
06/01/2031	5.000%	2,750,000	2,822,825
06/01/2032	5.000%	2,000,000	2,048,115
06/01/2033	5.000%	1,500,000	1,530,852
06/01/2034	5.000%	2,000,000	2,032,052

Columbia Intermediate Duration Municipal Bond Fund  | 2025

Portfolio of Investments  (continued)
Columbia Intermediate Duration Municipal Bond Fund, July 31, 2025 (Unaudited)
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
06/01/2046	5.250%	2,440,000	2,421,496
Total			65,343,137
New Mexico 0.2%
City of Santa Fe
Revenue Bonds
El Castillo Retirement Project
Series 2019
05/15/2044	5.000%	1,350,000	1,237,232
County of Bernalillo
Refunding Revenue Bonds
Series 1998
04/01/2027	5.250%	1,325,000	1,350,492
Total			2,587,724
New York 8.2%
Buffalo & Erie County Industrial Land Development Corp.
Refunding Revenue Bonds
Charter School For Applied Technologies Project
Series 2017
06/01/2035	5.000%	1,000,000	1,013,260
Revenue Bonds
Tapestry-Charter School Project
Series 2017
08/01/2037	5.000%	1,300,000	1,286,618
08/01/2047	5.000%	1,000,000	909,596
Build Resource Corp.(f)
Revenue Bonds
Airport Facilities
Series 2025
07/01/2042	5.500%	1,135,000	1,163,404
07/01/2043	5.500%	730,000	743,173
City of New York
Unlimited General Obligation Bonds
Series 2018E-1
03/01/2034	5.250%	3,000,000	3,132,604
03/01/2035	5.250%	2,500,000	2,601,971
03/01/2037	5.000%	1,120,000	1,150,260
Subordinated Series 2023E-1
04/01/2043	5.250%	6,000,000	6,228,188
Hudson Yards Infrastructure Corp.
Refunding Revenue Bonds
Series 2017A
02/15/2034	5.000%	5,000,000	5,126,481
Long Island Power Authority
Refunding Revenue Bonds
Series 2024A
09/01/2041	5.000%	1,575,000	1,647,433
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Revenue Bonds
Green Bonds
Series 2023E
09/01/2037	5.000%	900,000	975,876
09/01/2038	5.000%	1,500,000	1,607,718
Metropolitan Transportation Authority
Refunding Revenue Bonds
Green Bonds
Series 2017C-1
11/15/2034	5.000%	1,815,000	1,882,118
Revenue Bonds
Series 2016C-1
11/15/2036	5.000%	2,325,000	2,353,777
New York City Transitional Finance Authority
Revenue Bonds
Future Tax Secured
Subordinated Series 2016B-1
08/01/2034	5.000%	4,000,000	4,067,954
Subordinated Series 2017F-1
05/01/2038	5.000%	4,000,000	4,065,306
Subordinated Series 2018
08/01/2036	5.000%	5,555,000	5,750,474
Subordinated Series 2024F-1
02/01/2037	5.000%	5,000,000	5,422,041
New York Energy Finance Development Corp.(b)
Revenue Bonds
Series 2025 (Mandatory Put 12/01/33)
07/01/2056	5.000%	2,900,000	3,022,447
New York Power Authority
Revenue Bonds
Green Transmission Project
Series 2023A (AGM)
11/15/2039	5.250%	400,000	437,548
New York State Dormitory Authority
Refunding Revenue Bonds
Iona University
Series 2025
07/01/2032	5.000%	395,000	432,610
Memorial Sloan-Kettering Cancer Center
Series 2017
07/01/2035	4.000%	1,500,000	1,501,204
Northwell Health Obligated Group
Series 2025
05/01/2031	5.000%	6,750,000	7,419,983
Series 2018A
03/15/2037	5.250%	1,695,000	1,762,435
Series 2024B
03/15/2033	5.000%	3,250,000	3,689,292
Columbia Intermediate Duration Municipal Bond Fund  | 2025

Portfolio of Investments  (continued)
Columbia Intermediate Duration Municipal Bond Fund, July 31, 2025 (Unaudited)
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Revenue Bonds
Series 2024A
03/15/2041	5.000%	5,000,000	5,209,556
New York State Thruway Authority
Refunding Revenue Bonds
Series 2024P
01/01/2038	5.000%	2,200,000	2,388,322
01/01/2041	5.000%	1,000,000	1,050,702
New York State Urban Development Corp.
Revenue Bonds
Series 2023A
03/15/2035	5.000%	5,000,000	5,557,655
New York Transportation Development Corp.(f)
Revenue Bonds
Delta Air Lines, Inc. LaGuardia
Series 2020
10/01/2035	5.000%	6,000,000	6,071,896
10/01/2045	4.375%	1,500,000	1,300,953
John F. Kennedy International Airport New Terminal One Project
Series 2024
06/30/2040	5.250%	1,125,000	1,141,494
06/30/2041	5.250%	1,580,000	1,590,122
Series 2025
06/30/2040	6.000%	500,000	541,849
LaGuardia Airport Terminal C&D
Series 2023
04/01/2035	6.000%	2,500,000	2,707,304
Sustainable Bonds - John F. Kennedy International Airport New Terminal One Project
Series 2023
06/30/2039	5.500%	1,000,000	1,029,199
06/30/2040	5.500%	1,150,000	1,175,972
Port Authority of New York & New Jersey(f)
Refunding Revenue Bonds
Consolidated Bonds
Series 2022
08/01/2039	5.000%	2,000,000	2,026,620
Series 2023-238
07/15/2038	5.000%	4,300,000	4,434,796
Series 2023-242
12/01/2038	5.000%	1,400,000	1,442,919
State of New York
Unlimited General Obligation Bonds
Series 2023B
03/15/2039	5.000%	2,155,000	2,335,064
Triborough Bridge & Tunnel Authority
Refunding Revenue Bonds
Green Bonds
Series 2023C
11/15/2040	5.250%	1,000,000	1,075,485
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
MTA Bridges and Tunnels
Series 2023
11/15/2038	5.000%	1,000,000	1,063,695
Revenue Bonds
Series 2024A-1
05/15/2039	5.000%	1,500,000	1,603,428
05/15/2040	5.000%	1,750,000	1,849,533
05/15/2041	5.000%	2,500,000	2,611,663
TBTA Capital Lockbox - City Sales Tax
Series 2023A
05/15/2040	5.000%	875,000	918,789
TBTA Capital Lockbox Fund
Series 2025
12/01/2036	5.000%	1,425,000	1,579,574
TSASC, Inc.
Refunding Revenue Bonds
Series 2017A
06/01/2036	5.000%	1,000,000	1,002,361
06/01/2041	5.000%	1,000,000	953,814
Westchester County Local Development Corp.
Revenue Bonds
New York Blood Center Project
Series 2024
07/01/2035	5.000%	1,500,000	1,606,309
Total			123,662,845
North Carolina 1.0%
North Carolina Capital Facilities Finance Agency
Refunding Revenue Bonds
The Arc of North Carolina
Series 2017
10/01/2034	5.000%	2,325,000	2,304,576
North Carolina Medical Care Commission
Refunding Revenue Bonds
Presbyterian Homes
Series 2016C
10/01/2031	4.000%	1,000,000	998,022
Sharon Towers
Series 2019A
07/01/2029	4.000%	1,970,000	1,964,676
Revenue Bonds
Presbyterian Homes
Series 2020
10/01/2045	4.000%	660,000	542,482
10/01/2045	5.000%	1,500,000	1,432,424
North Carolina Municipal Power Agency No. 1
Refunding Revenue Bonds
Series 2015A
01/01/2031	5.000%	2,000,000	2,016,620

Columbia Intermediate Duration Municipal Bond Fund  | 2025

Portfolio of Investments  (continued)
Columbia Intermediate Duration Municipal Bond Fund, July 31, 2025 (Unaudited)
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
North Carolina Turnpike Authority
Revenue Bonds
Senior Lien - Triangle Expressway
Series 2019
01/01/2049	5.000%	1,500,000	1,459,321
University of North Carolina at Greensboro
Refunding Revenue Bonds
General
Series 2017
04/01/2035	4.000%	1,200,000	1,203,755
04/01/2036	4.000%	1,000,000	1,001,128
University of North Carolina at Wilmington
Refunding Revenue Bonds
Student Housing Projects
Series 2016
06/01/2031	4.000%	2,040,000	2,049,175
Total			14,972,179
Ohio 1.1%
Columbus Regional Airport Authority(f)
Refunding Revenue Bonds
John Glenn Columbus International Airport
Series 2025
01/01/2036	5.000%	3,510,000	3,707,619
01/01/2042	5.250%	4,175,000	4,289,197
County of Franklin
Revenue Bonds
OPRS Communities
Series 2016C
07/01/2029	5.000%	2,000,000	2,020,374
County of Miami
Improvement Refunding Bonds
Kettering Health Network
Series 2019
08/01/2045	5.000%	2,220,000	2,206,901
State of Ohio
Unlimited General Obligation Bonds
Series 2022A
03/01/2037	5.000%	1,000,000	1,092,020
03/01/2038	5.000%	1,500,000	1,621,820
03/01/2039	5.000%	2,000,000	2,143,854
Total			17,081,785
Oklahoma 0.3%
Oklahoma County Finance Authority
Revenue Bonds
Midwest City-Del City Public Schools Project
Series 2024 (BAM)
10/01/2038	5.000%	1,000,000	1,081,393
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Tulsa County Industrial Authority
Refunding Revenue Bonds
Montereau, Inc. Project
Series 2017
11/15/2037	5.250%	2,750,000	2,753,603
11/15/2045	5.250%	250,000	237,281
Total			4,072,277
Oregon 0.8%
Multnomah & Clackamas Counties School District No. 10JT Gresham-Barlow(d)
Unlimited General Obligation Bonds
Series 2017A
06/15/2033	0.000%	7,160,000	5,177,902
Oregon State Lottery
Revenue Bonds
Series 2024A
04/01/2041	5.000%	1,350,000	1,429,853
State of Oregon Department of Transportation
Revenue Bonds
Series 2022A
11/15/2038	5.000%	2,000,000	2,148,884
11/15/2039	5.000%	2,145,000	2,287,679
State of Oregon Housing & Community Services Department
Revenue Bonds
Hollywood HUB Apartments Project
Series 2024 (Mandatory Put 01/01/29)
01/10/2048	4.000%	1,000,000	1,020,513
Total			12,064,831
Pennsylvania 4.1%
Berks County Industrial Development Authority
Refunding Revenue Bonds
Highlands at Wyomissing
Series 2017
05/15/2032	5.000%	1,050,000	1,064,345
05/15/2047	5.000%	1,630,000	1,479,138
Revenue Bonds
Highlands at Wyomissing
Series 2017
05/15/2042	5.000%	1,655,000	1,590,035
Bucks County Industrial Development Authority
Refunding Revenue Bonds
Pennswood Village Project
Series 2018
10/01/2037	5.000%	1,250,000	1,256,661
Commonwealth Financing Authority
Revenue Bonds
Tobacco Master Settlement Payment
Series 2018
06/01/2029	5.000%	1,500,000	1,580,794
06/01/2032	5.000%	1,000,000	1,040,658
06/01/2033	5.000%	1,250,000	1,295,208
06/01/2034	5.000%	1,000,000	1,032,224
Columbia Intermediate Duration Municipal Bond Fund  | 2025

Portfolio of Investments  (continued)
Columbia Intermediate Duration Municipal Bond Fund, July 31, 2025 (Unaudited)
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
06/01/2035	5.000%	1,000,000	1,027,676
Cumberland County Municipal Authority
Refunding Revenue Bonds
Diakon Lutheran Social Ministries
Series 2015
01/01/2027	5.000%	975,000	975,401
01/01/2028	5.000%	1,470,000	1,470,580
Delaware River Joint Toll Bridge Commission
Revenue Bonds
Series 2017
07/01/2033	5.000%	2,250,000	2,321,019
Delaware River Port Authority
Revenue Bonds
Series 2018A
01/01/2036	5.000%	2,000,000	2,081,172
Geisinger Authority
Refunding Revenue Bonds
Geisinger Health System
Series 2017
02/15/2039	5.000%	2,500,000	2,502,305
Lancaster County Hospital Authority
Revenue Bonds
Moravian Manors, Inc. Project
Series 2019A
06/15/2044	5.000%	1,000,000	860,722
Montgomery County Higher Education and Health Authority
Refunding Revenue Bonds
Thomas Jefferson University Project
Series 2019
09/01/2044	4.000%	1,000,000	860,067
Montgomery County Industrial Development Authority
Refunding Revenue Bonds
Acts Retirement - Life Communities
Series 2016
11/15/2036	5.000%	4,315,000	4,341,707
Meadowood Senior Living Project
Series 2018
12/01/2038	5.000%	1,000,000	1,001,714
Northampton County General Purpose Authority
Refunding Revenue Bonds
St. Luke’s University Health Network
Series 2016
08/15/2026	5.000%	3,770,000	3,851,657
Pennsylvania Economic Development Financing Authority(f)
Revenue Bonds
The PennDOT Major Bridges Package One Project
Series 2022
06/30/2039	5.500%	5,690,000	5,880,568
Pennsylvania Higher Education Assistance Agency(f)
Revenue Bonds
Series 2025-1A
06/01/2033	5.000%	2,050,000	2,150,752
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Pennsylvania Higher Educational Facilitites Authority
Revenue Bonds
Trustees of the University of Pennsylvania (The)
Series 2025
02/15/2035	5.000%	4,190,000	4,748,020
Pennsylvania Turnpike Commission
Refunding Revenue Bonds
Subordinated Series 2017-3
12/01/2037	4.000%	2,975,000	2,918,159
Subordinated Series 2024
06/01/2032	5.000%	1,000,000	1,119,356
Revenue Bonds
Series 2017A-1
12/01/2037	5.000%	1,250,000	1,276,407
Series 2018A-2
12/01/2036	5.000%	2,500,000	2,581,408
Subordinated Series 2017A
12/01/2042	5.500%	3,000,000	3,039,053
Subordinated Series 2017B-1
06/01/2042	5.000%	5,450,000	5,476,694
Total			60,823,500
Rhode Island 0.1%
Rhode Island Turnpike & Bridge Authority
Refunding Revenue Bonds
Series 2016A
10/01/2033	5.000%	1,300,000	1,315,832
South Carolina 1.6%
South Carolina Jobs-Economic Development Authority
Refunding Revenue Bonds
Episcopal Home Still Hopes
Series 2018
04/01/2038	5.000%	2,000,000	1,953,618
Prisma Health Obligated Group
Series 2018
05/01/2036	5.000%	7,000,000	7,158,282
Revenue Bonds
Bon Secours Mercy Health, Inc.
Series 2025
11/01/2042	5.250%	1,125,000	1,173,272
Lutheran Homes of South Carolina Obligation Group
Series 2013
05/01/2028	5.000%	2,205,000	2,198,810
Novant Health Obligated Group
Series 2024
11/01/2041	5.250%	2,500,000	2,604,631
Wofford College Project
Series 2019
04/01/2038	5.000%	930,000	954,980

Columbia Intermediate Duration Municipal Bond Fund  | 2025

Portfolio of Investments  (continued)
Columbia Intermediate Duration Municipal Bond Fund, July 31, 2025 (Unaudited)
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
South Carolina Jobs-Economic Development Authority(c)
Revenue Bonds
Series 2015A
08/15/2025	4.500%	85,000	84,958
South Carolina Public Service Authority
Refunding Revenue Bonds
Series 2016A
12/01/2030	5.000%	4,000,000	4,035,367
Series 2016B
12/01/2032	5.000%	3,265,000	3,294,552
Revenue Bonds
Series 2025A
12/01/2042	5.000%	1,250,000	1,277,835
Total			24,736,305
South Dakota 0.3%
South Dakota Health & Educational Facilities Authority
Revenue Bonds
Regional Health
Series 2017
09/01/2029	5.000%	1,700,000	1,760,014
09/01/2030	5.000%	2,250,000	2,321,600
Total			4,081,614
Tennessee 1.2%
Chattanooga Health Educational & Housing Facility Board
Refunding Revenue Bonds
Student Housing - CDFI Phase I
Series 2015
10/01/2029	5.000%	1,000,000	1,002,254
Knox County Health Educational & Housing Facility Board
Refunding Revenue Bonds
Covenant Health Services
Series 2016A
01/01/2042	5.000%	5,815,000	5,817,641
Metropolitan Government Nashville & Davidson County Health & Educational Facilities Board
Revenue Bonds
Vanderbilt University Medical Center
Series 2016
07/01/2031	5.000%	1,000,000	1,011,918
Metropolitan Government of Nashville & Davidson County Electric
Revenue Bonds
Series 2024A
05/15/2041	5.000%	2,000,000	2,105,829
05/15/2042	5.000%	2,250,000	2,348,279
Metropolitan Nashville Airport Authority (The)(f)
Revenue Bonds
Subordinated Series 2019B
07/01/2044	5.000%	2,000,000	1,964,456
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Tennessee Energy Acquisition Corp.(b)
Revenue Bonds
Series 2021 (Mandatory Put 11/01/31)
05/01/2052	5.000%	4,000,000	4,183,328
Total			18,433,705
Texas 7.1%
Austin Independent School District
Unlimited General Obligation Bonds
Series 2023
08/01/2039	5.000%	2,000,000	2,105,232
08/01/2040	5.000%	3,000,000	3,134,619
Bexar County Health Facilities Development Corp.
Refunding Revenue Bonds
Army Retirement Residence Foundation
Series 2018
07/15/2033	5.000%	1,000,000	993,851
Bexar County Hospital District
Limited General Obligation Refunding Bonds
Series 2019
02/15/2034	5.000%	1,000,000	1,039,377
02/15/2038	5.000%	1,250,000	1,274,784
Board of Regents of the University of Texas System
Revenue Bonds
Series 2025A
08/15/2030	5.000%	2,600,000	2,886,451
Central Texas Turnpike System
Refunding Revenue Bonds
Second Tier
Series 2024C
08/15/2040	5.000%	1,000,000	1,038,774
City of Austin Airport System
Revenue Bonds
Series 2017A
11/15/2035	5.000%	1,000,000	1,012,385
City of Austin Electric Utility
Refunding Revenue Bonds
Series 2023
11/15/2040	5.000%	5,000,000	5,240,319
City of Beaumont Waterworks & Sewer System
Prerefunded 09/01/25 Revenue Bonds
Subordinated Series 2015A (BAM)
09/01/2030	5.000%	1,000,000	1,001,693
City of Garland Electric Utility System
Refunding Revenue Bonds
Series 2019
03/01/2037	5.000%	1,700,000	1,757,304
City of Houston Airport System
Refunding Revenue Bonds
Subordinated Series 2018B
07/01/2030	5.000%	1,375,000	1,447,604
Columbia Intermediate Duration Municipal Bond Fund  | 2025

Portfolio of Investments  (continued)
Columbia Intermediate Duration Municipal Bond Fund, July 31, 2025 (Unaudited)
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Subordinated Series 2018D
07/01/2035	5.000%	2,500,000	2,582,195
Revenue Bonds
United Airlines, Inc.
Series 2024B
07/15/2033	5.250%	5,000,000	5,203,831
City of Houston Airport System(f)
Refunding Revenue Bonds
Subordinated Series 2023A (AGM)
07/01/2040	5.250%	3,780,000	3,922,923
City of Houston Combined Utility System
Refunding Revenue Bonds
1st Lien
Series 2016B
11/15/2034	5.000%	5,000,000	5,093,777
First Lien
Subordinated Series 2024A
11/15/2037	5.000%	2,000,000	2,151,449
City of San Antonio Electric & Gas Systems
Revenue Bonds
Series 2024A
02/01/2043	5.250%	2,000,000	2,079,310
Clifton Higher Education Finance Corp.
Prerefunded 08/15/25 Revenue Bonds
International Leadership
Series 2015
08/15/2035	5.500%	11,500,000	11,512,557
Grand Parkway Transportation Corp.(g)
Revenue Bonds
Convertible
Subordinated Series 2013
10/01/2030	5.050%	1,000,000	1,068,970
Houston Higher Education Finance Corp.
Revenue Bonds
Rice University Project
Series 2024
05/15/2034	5.000%	10,000,000	11,244,151
Mission Economic Development Corp.(b)
Revenue Bonds
Graphic Packaging International LLC Project
Series 2025 (Mandatory Put 06/01/30)
12/01/2064	5.000%	1,550,000	1,573,971
New Hope Cultural Education Facilities Finance Corp.(h)
Revenue Bonds
Cardinal Bay, Inc. - Village on the Park
Series 2016
07/01/2036	0.000%	2,250,000	2,030,625
New Hope Cultural Education Facilities Finance Corp.
Revenue Bonds
NCCD-College Station Properties LLC
Series 2015A
07/01/2030	5.000%	7,800,000	7,718,941
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
North Texas Tollway Authority
Refunding Revenue Bonds
1st Tier
Series 2017A
01/01/2034	5.000%	1,000,000	1,022,513
01/01/2048	5.000%	5,000,000	4,945,777
North Texas Tollway Authority(d)
Refunding Revenue Bonds
First Tier
Series 2008 (AGM)
01/01/2036	0.000%	10,000,000	6,574,298
Plano Independent School District
Unlimited General Obligation Bonds
Series 2023
02/15/2038	5.000%	1,400,000	1,489,792
Tarrant County Cultural Education Facilities Finance Corp.
Refunding Revenue Bonds
Air Force Villages Project
Series 2016
05/15/2045	5.000%	5,145,000	4,480,285
Buckner Retirement Services
Series 2017
11/15/2037	5.000%	2,175,000	2,178,014
11/15/2046	5.000%	1,250,000	1,140,633
Revenue Bonds
Buckner Retirement Services
Series 2016B
11/15/2046	5.000%	2,000,000	1,825,012
Texas Transportation Commission(d)
Revenue Bonds
First Tier Toll
Series 2019
08/01/2038	0.000%	550,000	298,293
Texas Water Development Board
Revenue Bonds
State Water Implementation Fund
Series 2018
10/15/2038	5.000%	3,000,000	3,076,610
Total			106,146,320
Utah 0.5%
City of Salt Lake City Airport(f)
Revenue Bonds
Series 2023A
07/01/2038	5.250%	1,450,000	1,519,716
Intermountain Power Agency
Revenue Bonds
Series 2023A
07/01/2037	5.000%	1,000,000	1,049,741

Columbia Intermediate Duration Municipal Bond Fund  | 2025

Portfolio of Investments  (continued)
Columbia Intermediate Duration Municipal Bond Fund, July 31, 2025 (Unaudited)
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Point Phase 1 Public Infrastructure District No. 1
Revenue Bonds
Series 2025A-1
03/01/2045	5.875%	3,000,000	3,001,656
Salt Lake City Corp. Airport
Revenue Bonds
Series 2017B
07/01/2032	5.000%	1,000,000	1,029,796
07/01/2033	5.000%	1,000,000	1,027,071
Total			7,627,980
Vermont 0.7%
Vermont Educational & Health Buildings Financing Agency
Refunding Revenue Bonds
University of Vermont Medical Center
Series 2016A
12/01/2033	5.000%	10,000,000	10,075,485
Virgin Islands, U.S. 0.2%
Virgin Islands Public Finance Authority(c),(i)
Prerefunded 09/01/25 Revenue Bonds
Grant Anticipation
Series 2015
09/01/2030	5.000%	2,320,000	2,324,185
Series 2015
09/01/2033	5.000%	1,000,000	1,001,804
Total			3,325,989
Virginia 0.1%
Henrico County Economic Development Authority
Refunding Revenue Bonds
Westminster Canterbury Project
Series 2018
10/01/2037	5.000%	1,000,000	1,019,390
Washington 2.6%
City of Seattle Municipal Light & Power
Refunding Revenue Bonds
Series 2024
10/01/2042	5.000%	6,245,000	6,503,449
City of Tacoma Electric System
Refunding Revenue Bonds
Series 2024B
01/01/2038	5.000%	500,000	537,169
Energy Northwest
Refunding Revenue Bonds
Columbia Generating Station
Series 2023
07/01/2039	5.000%	4,000,000	4,228,537
Series 2024A
07/01/2038	5.000%	5,500,000	5,916,726
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
FYI Properties
Refunding Revenue Bonds
Green Bonds - State of Washington DIS Project
Series 2019
06/01/2031	5.000%	5,000,000	5,262,469
King County Public Hospital District No. 1
Limited General Obligation Refunding Bonds
Valley Medical Center
Series 2017
12/01/2031	5.000%	4,000,000	4,093,623
King County Public Hospital District No. 4
Revenue Bonds
Series 2015A
12/01/2025	5.000%	730,000	730,563
12/01/2030	5.750%	2,820,000	2,829,466
Port of Seattle(f)
Refunding Revenue Bonds
Intermediate Lien
Series 2024
07/01/2040	5.250%	5,000,000	5,175,208
Revenue Bonds
Intermediate Lien
Subordinated Series 2019
04/01/2044	4.000%	1,000,000	836,991
University of Washington
Revenue Bonds
Series 2024A
04/01/2038	5.000%	500,000	536,632
Washington State Housing Finance Commission(c)
Refunding Revenue Bonds
Horizon House Project
Series 2017
01/01/2029	5.000%	840,000	848,337
01/01/2038	5.000%	2,000,000	1,872,615
Total			39,371,785
West Virginia 0.7%
West Virginia Economic Development Authority(b),(f)
Revenue Bonds
Commercial Metals Co. Project
Series 2025 (Mandatory Put 05/15/32)
04/15/2055	4.625%	3,450,000	3,361,650
West Virginia Economic Development Authority(b),(c),(f)
Revenue Bonds
Core Natural Resources, Inc. Project
Series 2025 (Mandatory Put 03/27/35)
01/01/2055	5.450%	750,000	761,768
West Virginia Hospital Finance Authority
Revenue Bonds
University Healthcare System
Series 2017
06/01/2042	5.000%	3,665,000	3,674,081
Columbia Intermediate Duration Municipal Bond Fund  | 2025

Portfolio of Investments  (continued)
Columbia Intermediate Duration Municipal Bond Fund, July 31, 2025 (Unaudited)
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
West Virginia University(d)
Revenue Bonds
University System Project
Series 2019A (AMBAC)
04/01/2030	0.000%	3,460,000	2,935,899
Total			10,733,398
Wisconsin 1.1%
Public Finance Authority
Refunding Revenue Bonds
Fellowship Senior Living Project
Series 2019A
01/01/2046	4.000%	2,000,000	1,538,174
Mountain Island Charter Schools
Series 2017
07/01/2037	5.000%	820,000	815,897
07/01/2047	5.000%	1,000,000	898,113
Retirement Housing Foundation
Series 2017 Escrowed to Maturity
11/15/2029	5.000%	2,500,000	2,698,274
11/15/2030	5.000%	1,620,000	1,765,295
Revenue Bonds
ACTS Retirement - Life Communities
Series 2020
11/15/2041	5.000%	250,000	248,881
Public Finance Authority(c)
Refunding Revenue Bonds
Mary’s Woods at Marylhurst
Series 2017
05/15/2037	5.250%	1,000,000	1,000,623
Wisconsin Center District
Refunding Revenue Bonds
Junior Dedicated
Series 1999 (AGM)
12/15/2027	5.250%	1,210,000	1,247,645
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Wisconsin Center District(d)
Revenue Bonds
Senior Dedicated - Milwaukee Arena Project
Series 2016
12/15/2033	0.000%	2,200,000	1,601,726
12/15/2034	0.000%	6,665,000	4,601,705
Total			16,416,333
Total Municipal Bonds (Cost $1,487,329,363)			1,456,300,614

Municipal Short Term 0.1%
Issue Description	Yield	Principal Amount ($)	Value ($)
Illinois 0.1%
Illinois Finance Authority(b),(c)
Revenue Bonds
Series 2025 (Mandatory Put 07/02/35)
12/01/2043	4.810%	1,000,000	998,910
Total Municipal Short Term (Cost $1,000,000)			998,910

Money Market Funds 0.9%
	Shares	Value ($)
BlackRock Liquidity Funds MuniCash, Institutional Shares, 2.508%(j)	13,479,586	13,480,934
Total Money Market Funds (Cost $13,479,586)		13,480,934
Total Investments in Securities (Cost $1,521,278,949)		1,490,250,458
Other Assets & Liabilities, Net		12,498,324
Net Assets		$1,502,748,782
Notes to Portfolio of Investments
(a)	The Fund is entitled to receive principal and interest from the guarantor after a day or a week’s notice or upon maturity. The maturity date disclosed represents the final maturity.
(b)
Represents a variable rate security where the coupon rate adjusts on specified dates (generally daily or weekly) using the prevailing money market rate. The interest rate shown was the current rate as of July 31, 2025.

(c)
Represents privately placed and other securities and instruments exempt from Securities and Exchange Commission registration (collectively, private placements), such as Section 4(a)(2) and Rule 144A eligible securities, which are often sold only to qualified institutional buyers. At July 31, 2025, the total value of these securities amounted to $41,495,779, which represents 2.76% of total net assets.

(d)	Zero coupon bond.
(e)	Variable rate security. The interest rate shown was the current rate as of July 31, 2025.
(f)	Income from this security may be subject to alternative minimum tax.
(g)
Represents a variable rate security with a step coupon where the rate adjusts according to a schedule for a series of periods, typically lower for an initial period and then increasing to a higher coupon rate thereafter. The interest rate shown was the current rate as of July 31, 2025.

(h)	Represents a security in default.

Columbia Intermediate Duration Municipal Bond Fund  | 2025

Portfolio of Investments  (continued)
Columbia Intermediate Duration Municipal Bond Fund, July 31, 2025 (Unaudited)
Notes to Portfolio of Investments (continued)
(i)
Municipal obligations include debt obligations issued by or on behalf of territories, possessions, or sovereign nations within the territorial boundaries of the United States. At July 31, 2025, the total value of these securities amounted to $5,660,512, which represents 0.38% of total net assets.

(j)	The rate shown is the seven-day current annualized yield at July 31, 2025.
Abbreviation Legend
AGM	Assured Guaranty Municipal Corporation
AMBAC	Ambac Assurance Corporation
BAM	Build America Mutual Assurance Co.
HUD	U.S. Department of Housing and Urban Development
MTA	Monthly Treasury Average
NPFGC	National Public Finance Guarantee Corporation
Investments are valued using policies described in the Notes to Financial Statements included within the most recent financial statements and additional information.
Columbia Intermediate Duration Municipal Bond Fund  | 2025

You may at any time request, free of charge, to receive a paper copy of this report by calling 800.345.6611.
3QT167_10_R01_(09/25)